INITIAL PUBLIC OFFERING	4 Months Ended
Dec. 31, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 8,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
On December 1, 2020, the underwriters fully exercised their over-allotment option, resulting in an additional 1,200,000 Units issued for an aggregate amount of $12,000,000. In connection with the underwriters’ full exercise of their over-allotment option, the Company also consummated the sale of an additional 24,000 Private Placement Units at $10.00 per Private Placement Unit, generating total proceeds of $12,240,000. A total of $12,000,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $92,000,000 (see Note 9).